Nationwide Life Insurance Company
• Nationwide Variable Account - II
• Nationwide Variable Account - 9
• Nationwide Variable Account - 13
• Nationwide VLI Separate Account - 2
• Nationwide VLI Separate Account - 4
• Nationwide VLI Separate Account - 7
• Nationwide Provident VLI Separate Account 1
• Nationwide Variable Account - 7
Nationwide Life and Annuity Insurance Company • Nationwide VL Separate Account -G • Nationwide Provident VLI Separate Account A

Prospectus supplement dated September 20, 2012 to the

NLAIC Options VL prospectus dated May 1, 2002

Nationwide Enterprise The Best of America Annuity (NEBA), BOA MSPVL, BOA MSPVL II, NLIC Survivor Options Elite, NLIC Survivor Options Premier, Nationwide Options Select – NLAIC, NLAIC Survivor Options Premier, Nationwide Options Select - NY, and NLAIC Options Premier prospectus dated May 1, 2008;

BOA Protection FPVUL prospectus dated May 1, 2009;

BOA ChoiceLife Protection Survivorship Life, BOA Last Survivorship II, BOA ChoiceLife Survivorship II, and BOA Protection Survivorship Life prospectus dated May 1, 2010;

BOA ChoiceLife Protection, BOA ChoiceLife Survivorship, and Next Generation Survivorship Life
prospectus dated May 1, 2011; and

BOA FPVUL, BOA IV, BOA America's VISION Annuity, BOA America's Future Annuity, BOA America's Exclusive Annuity II, BOA V, BOA Choice Annuity, Paine Webber Choice Annuity, BOA Next Generation II FPVUL, BOA Advisor Variable Annuity (No Load Wrap VA), NLIC Options Plus, NLIC Options Premier, M&T All American, BOA Next Generation FPVUL), and BOA ChoiceLife FPVUL prospectus dated May 1, 2012.

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective October 26, 2012, the following underlying mutual funds will be liquidated and will be merged into the new underlying mutual funds as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA – Non-Service Shares	Oppenheimer Variable Account Funds: Oppenheimer Global Strategic Income Fund/VA – Non-Service Shares
Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA – Class 3	Oppenheimer Variable Account Funds: Oppenheimer Global Strategic Income Fund/VA – Non-Service Shares